Financial assets designated and otherwise mandatorily measured at fair value through profit or loss - Summary (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	£ 269,168	£ 255,421
Designated at fair value
Disclosure of financial assets [line items]
Financial assets	15,881	18,649
Securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	14,581	15,738
Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets	3,248	10
Debt instruments measured at FVOCI | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	1,975	2,584
Equity securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	12,606	13,154
Loans and advances to banks and customers | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	971	2,613
Other | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	£ 329	£ 298